Segment Reporting - Reconciliation of Segment Income to Net Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization									$ 68.8	$ 65.8	$ 114.2
Adjusted EBITDA									760.9	665.6	652.1
Amortization of inventory step-up									11.8
(Income) loss from equity method investments									9.5	12.7	4.1
Other operating expenses (income), net									327.4	21.3	49.2
EBITDA									249.9	587.8	531.4
Depreciation and amortization									68.8	65.6	113.7
Income from operations	$ (102.6)	$ 0.9	$ 151.5	$ 131.3	$ 141.1	$ 145.5	$ 133.2	$ 102.4	181.1	522.2	417.7
Interest expense, net									279.7	200.0	223.8
Loss on early extinguishment of debt									155.4		34.2
Income tax expense									15.3	88.5	42.0
Net income (loss)									(269.3)	233.7	117.7
Tim Hortons [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
(Income) loss from equity method investments									(0.3)
Burger King [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
(Income) loss from equity method investments									9.8	12.7	4.1
EBITDA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization									68.8	65.6	113.7
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment Income:									0.0	0.0	0.0
Operating Segments [Member] | Tim Hortons [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization									4.5
Adjusted EBITDA									34.9
Operating Segments [Member] | Burger King [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Depreciation and amortization									64.3	65.6
Adjusted EBITDA									726.0	665.6	652.1
Unallocated Management G&A [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Share-based compensation and non-cash incentive compensation expense									37.3	17.6	10.2
Amortization of inventory step-up									11.8
Global portfolio realignment project costs										26.2	30.2
Business combination agreement expenses											27.0
(Income) loss from equity method investments									9.5	12.7	4.1
Other operating expenses (income), net									327.4	$ 21.3	$ 49.2
Unallocated Management G&A [Member] | Tim Hortons [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Tim Hortons transaction and restructuring costs									$ 125.0